INTEREST BEARING LOANS AND BORROWINGS - Summary of Movements in Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	$ 3,744,388
Proceeds	1,433,715	$ 2,167,296	$ 1,609,449
Repayments	(2,095,888)	(1,880,055)	(536,587)
Debt at end of period	3,067,745	3,744,388
Including Other Adjustments
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	3,744,388	3,456,463	2,390,314
Proceeds	1,433,715	2,167,296	1,609,449
Repayments	(2,095,888)	(1,880,055)	(536,587)
Other	(14,470)	684	(6,713)
Debt at end of period	3,067,745	3,744,388	3,456,463
U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	3,754,033
Debt at end of period	3,091,860	3,754,033
U.S. dollar denominated floating rate debt | Including Other Adjustments
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	3,744,388	3,279,626	2,178,430
Proceeds	1,433,715	2,167,296	1,509,749
Repayments	(2,095,888)	(1,705,055)	(402,187)
Other	(14,470)	2,521	(6,366)
Debt at end of period	3,067,745	3,744,388	3,279,626
U.S. dollar denominated fixed rate debt | Including Other Adjustments
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	$ 0	176,837	211,884
Proceeds		0	99,700
Repayments		(175,000)	(134,400)
Other		(1,837)	(347)
Debt at end of period		$ 0	$ 176,837